Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before income taxes by geographic area
Income before income taxes by geographic area was as follows:

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Domestic	$174,964	$176,156	$153,292
Foreign	(10,564)	15,739	7,443
Total income before income taxes	$164,400	$191,895	$160,735

Federal, state and foreign income taxes
Federal, state and foreign income taxes were as follows:

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Federal:
Current	$49,590	$44,785	$38,129
Deferred	22,549	19,773	14,926
State:
Current	4,849	4,231	3,956
Deferred	727	2,026	1,783
Foreign:
Current	4,638	6,475	1,947
Deferred	(10,957)	613	(215)
Provision for income taxes	$71,396	$77,903	$60,526

Difference between the income tax computation by the company and the statutory body
Actual income tax expense differed from income tax expense computed by applying the U.S. federal statutory corporate tax rate of 35% to income before income taxes in 2014, 2013 and 2012 as follows:

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Provision at the U.S. federal statutory rate	$57,540	$67,163	$56,257
Increase (decrease) resulting from:
State income tax, net of benefit for federal deduction	5,267	4,228	3,455
Foreign income tax rate differential	(3,188)	(538)	(854)
Employment credits	(481)	(421)	(291)
Changes in valuation allowances	9,507	2,713	183
Non-deductible goodwill	—	1,355	—
Deductible goodwill	(10,209)	—	—
Non-deductible transaction costs	—	1,064	—
Stock-based compensation	245	282	201
Convertible debt redemption	9,727	—	—
Other	2,988	2,057	1,575
Provision for income taxes	$71,396	$77,903	$60,526

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of these temporary differences representing deferred tax assets/liabilities resulted principally from the following:

	December 31,
	2014	2013
	(In thousands)
Deferred tax assets:
Loss reserves and accruals	$50,158	$43,451
Interest rate swaps	10,745	8,310
Convertible note hedge on 3.00% Notes	—	12,547
Convertible note hedge on 2.25% Notes	—	6,639
U.S. state net operating loss (“NOL”) carryforwards	16,592	14,231
Foreign NOL carryforwards	21,770	13,056
Deferred tax assets	99,265	98,234
Valuation allowance on deferred tax assets	(40,486)	(28,310)
Net deferred tax assets	$58,779	$69,924
Deferred tax liabilities:
Goodwill and intangible franchise rights	$(138,992)	$(141,384)
Depreciation expense	(43,070)	(39,285)
Discount on 3.00% Notes	—	(10,483)
Discount on 2.25% Notes	—	(7,846)
Deferred gain on bond redemption	(2,046)	—
Other	(1,936)	(999)
Deferred tax liabilities	(186,044)	(199,997)
Net deferred tax liability	$(127,265)	$(130,073)